Fair Value Measurements (Fair Value, by Balance Sheet Grouping) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial assets: Cash and due from banks, interest-bearing deposits with banks and federal funds sold	$ 1,428	$ 12,449
Financial assets: Accrued interest receivable	2,393	2,468
Financial liabilities: Accrued interest payable	1,242	1,321
Carrying Amount [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial assets: Cash and due from banks, interest-bearing deposits with banks and federal funds sold	12,295	21,423
Financial assets: Securities	145,563	150,352
Financial assets: Loans receivable, net	471,208	452,449
Financial assets: Mortgage servicing rights	243	302
Financial assets: Regulatory stock	2,630	3,675
Financial assets: Bank owned life insurance	15,357	11,887
Financial assets: Accrued interest receivable	2,393	2,468
Financial liabilities: Deposits	524,425	525,767
Financial liabilities: Short-term borrowings	28,697	21,794
Financial liabilities: Other borrowings	22,487	27,670
Financial liabilities: Accrued interest payable	1,242	1,321
Off-balance sheet financial instruments: Commitments to extend credit and outstanding letters of credit
Fair Value [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial assets: Cash and due from banks, interest-bearing deposits with banks and federal funds sold	12,295	21,423
Financial assets: Securities	145,567	150,358
Financial assets: Loans receivable, net	485,848	463,118
Financial assets: Mortgage servicing rights	243	308
Financial assets: Regulatory stock	2,630	3,675
Financial assets: Bank owned life insurance	15,357	11,887
Financial assets: Accrued interest receivable	2,393	2,468
Financial liabilities: Deposits	526,080	527,707
Financial liabilities: Short-term borrowings	28,697	21,794
Financial liabilities: Other borrowings	25,426	30,002
Financial liabilities: Accrued interest payable	1,242	1,321
Off-balance sheet financial instruments: Commitments to extend credit and outstanding letters of credit
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial assets: Cash and due from banks, interest-bearing deposits with banks and federal funds sold	12,295
Financial assets: Securities	319
Financial assets: Regulatory stock	2,630
Financial assets: Bank owned life insurance	15,357
Financial assets: Accrued interest receivable	2,393
Financial liabilities: Deposits	313,165
Financial liabilities: Short-term borrowings	28,697
Financial liabilities: Accrued interest payable	1,242
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial assets: Securities	145,248
Financial assets: Mortgage servicing rights	243
Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Financial assets: Loans receivable, net	485,848
Financial liabilities: Deposits	212,915
Financial liabilities: Other borrowings	$ 25,426